Property and Equipment (Details Narrative) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Property, Plant and Equipment [Abstract]
Property and equipment, depreciation expense	$ 4,224	$ 8,913
Proceeds from sale of equipment		$ 5,000